Commitments and Contingencies (Details Narrative) $ in Millions	1 Months Ended				3 Months Ended	12 Months Ended
	Dec. 16, 2024 CAD ($)	Oct. 31, 2021 CAD ($)	Mar. 31, 2021 CAD ($)	Nov. 19, 2019 shares	Nov. 30, 2019 CAD ($)	Jan. 31, 2025 CAD ($)	Jan. 31, 2025 USD ($)	Jan. 31, 2024 CAD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2023 CAD ($)	Jan. 31, 2022 CAD ($)
Statement [Line Items]
Breach of contract amount						$ 30,000
Contract amount						2,190,000
Amount paid by company						1,720,000
Amount paid in future						470,000
Financial liabilities						382,428		$ 1,141,262		$ 1,107,212	$ 1,083,295
GSB [Member]
Statement [Line Items]
Non-brokered private placements								$ 120,000
Settlement Agreement [Member]
Statement [Line Items]
Lump sum payment		$ 300,000
Settlements and legal provisions, net (Notes 15 and 18)										$ 300,000
Lump sum payment description		$150,000 on or before April 1, 2022 and $150,000 on or before May 31, 2022, which was homologated by the Superior Court (Commercial Division) of Quebec on March 28, 2022
Chief Executive Officers [Member]
Statement [Line Items]
Issuance of stock options | shares				600,000
Claim amount termination of employment					$ 1,000,000
MedMelior [Member]
Statement [Line Items]
Settlements and legal provisions, net (Notes 15 and 18)						$ 556,640
Settlement of legal claims							$ 2		$ 10
Olymbec Development Inc. [Member]
Statement [Line Items]
Monthly lease payment			$ 49,410
Punitive damages charges	$ 15,000
Administrative fees	$ 367,428
Outstanding lease			$ 124,223